Document and Entity Information	May 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802974
Document Type	8-K
Document Period End Date	May 22, 2026
Entity Registrant Name	MISSION PRODUCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39561
Entity Tax Identification Number	95-3847744
Entity Address, Address Line One	2710 Camino Del Sol
Entity Address, City or Town	Oxnard
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93030
City Area Code	(805)
Local Phone Number	981-3650
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false